Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Related Party Transactions

Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2011	2012	2013
Sales of products	¥2,461	1,847	1,128
Purchases of raw materials	4,622	6,155	3,757
Receivables	696	459	338
Payables	2,717	2,653	1,255
Purchases of software, hardware and others	442	95	66
Research and development expenses, computer rentals, maintenance and other expenses	1,779	1,976	1,634